Fair Value of Financial Assets and Liabilities - Schedule of Fair Value Hierarchy for Financial Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial assets and liabilities carried at fair value
Derivative Assets	$ 980	$ 9,418
Derivative Liabilities	4,264	4,712
Measured at fair value on a recurring basis
Financial assets and liabilities carried at fair value
Restricted Investments	57,465	46,718
Jackpot Investments	459	4,184
Available-for-Sale Investments	11,991	12,666
Contingent Consideration	7,755	2,241
Measured at fair value on a recurring basis | Foreign Currency Forward Contracts
Financial assets and liabilities carried at fair value
Derivative Assets	501	8,339
Derivative Liabilities	4,399	126
Measured at fair value on a recurring basis | Interest Rate Swaps
Financial assets and liabilities carried at fair value
Derivative Assets	479	1,079
Derivative Liabilities	14,953	13,709
Measured at fair value on a recurring basis | Call Option
Financial assets and liabilities carried at fair value
Derivative Assets	2,638
Measured at fair value on a recurring basis | Level 1
Financial assets and liabilities carried at fair value
Restricted Investments	57,465	46,718
Jackpot Investments	459	4,184
Available-for-Sale Investments	11,991	12,666
Contingent Consideration	0	0
Measured at fair value on a recurring basis | Level 1 | Foreign Currency Forward Contracts
Financial assets and liabilities carried at fair value
Derivative Assets	0	0
Derivative Liabilities	0	0
Measured at fair value on a recurring basis | Level 1 | Interest Rate Swaps
Financial assets and liabilities carried at fair value
Derivative Assets	0	0
Derivative Liabilities	0	0
Measured at fair value on a recurring basis | Level 1 | Call Option
Financial assets and liabilities carried at fair value
Derivative Assets	0
Measured at fair value on a recurring basis | Level 2
Financial assets and liabilities carried at fair value
Restricted Investments	0	0
Jackpot Investments	0	0
Available-for-Sale Investments	0	0
Contingent Consideration	0	0
Measured at fair value on a recurring basis | Level 2 | Foreign Currency Forward Contracts
Financial assets and liabilities carried at fair value
Derivative Assets	501	8,339
Derivative Liabilities	4,399	126
Measured at fair value on a recurring basis | Level 2 | Interest Rate Swaps
Financial assets and liabilities carried at fair value
Derivative Assets	479	1,079
Derivative Liabilities	14,953	13,709
Measured at fair value on a recurring basis | Level 2 | Call Option
Financial assets and liabilities carried at fair value
Derivative Assets	0
Measured at fair value on a recurring basis | Level 3
Financial assets and liabilities carried at fair value
Restricted Investments	0	0
Jackpot Investments	0	0
Available-for-Sale Investments	0	0
Contingent Consideration	7,755	2,241
Measured at fair value on a recurring basis | Level 3 | Foreign Currency Forward Contracts
Financial assets and liabilities carried at fair value
Derivative Assets	0	0
Derivative Liabilities	0	0
Measured at fair value on a recurring basis | Level 3 | Interest Rate Swaps
Financial assets and liabilities carried at fair value
Derivative Assets	0	0
Derivative Liabilities	0	$ 0
Measured at fair value on a recurring basis | Level 3 | Call Option
Financial assets and liabilities carried at fair value
Derivative Assets	$ 2,638